Related-Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related-Party Transactions	RELATED-PARTY TRANSACTIONSCertain debt facilities of the Company were with related parties. No interest was paid to related parties during the year ended December 31, 2021. Total interest paid to related parties was $4,381 and $4,782 for the years ended December 31, 2020 and 2019, respectively.